Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation
36. SHARE-BASED COMPENSATION
The Santander UK group operates share schemes and arrangements for eligible employees. The main current schemes are the Sharesave Schemes, the Deferred Shares Bonus Plan, the Partnership Shares scheme and the Transformation Incentive Plan. All share options and awards relate to shares in Banco Santander SA.
The amount charged to the income statement in respect of share-based payment transactions is set out in Note 6.
At 31 December 2022, the carrying amount of liabilities arising from share-based payment transactions, excluding any cash element was £6.6m (2021: £3.7m), of which £0.1m had vested at 31 December 2022 (2021: £0.4m).
a) Sharesave Schemes
The Santander UK group launched its fifteenth HM Revenue & Customs approved Sharesave invitation under Banco Santander SA sponsorship in September 2022. Sharesave invitations have been offered since 2008 under broadly similar terms. Under the Sharesave Scheme’s HMRC-approved savings limits, eligible employees may enter into contracts to save between £5 and £500 per month. For all schemes, at the end of a fixed term of three or five years after the grant date, the employees can use these savings to buy shares in Banco Santander SA at a discount, calculated in accordance with the rules of the scheme. The option price is calculated as the average middle market quoted price of Banco Santander SA shares over the first three dealing days prior to invitation and discounted by up to 20%. This year a 10% discount was applied. The vesting of awards under the scheme depends on continued employment with the Banco Santander group. Participants in the scheme have six months from the date of vesting to exercise the option.
The table below summarises movements in the number of options, and changes in weighted average exercise price over the same period.

		2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	‘000	£	‘000	£
Outstanding at 1 January	25,993	2.25	21,162	2.32
Granted	13,068	1.89	9,414	2.43
Exercised	(242)	1.69	(48)	1.86
Forfeited/expired	(8,831)	2.59	(4,535)	2.95
Outstanding at 31 December	29,988	2.00	25,993	2.25
Exercisable at 31 December	3,439	3.22	1,321	2.75
The weighted average share price at the date the options were exercised was £2.34 (2021: £2.65).
The following table summarises the range of exercise prices and weighted average remaining contractual life of the options at 31 December 2022 and 2021.

		2022		2021
Range of exercise prices	Weighted average remaining contractual life	Weighted average exercise price	Weighted average remaining contractual life	Weighted average exercise price
	Years	£	Years	£
£1 to £2	3	1.79	3	1.65
£2 to £3	2	2.56	3	2.81
£3 to £4	1	3.46	1	3.38
£4 to £5	0	4.02	1	4.02
The fair value of each option at the date of grant is estimated using an analytical model that also reflects the correlation between EUR and GBP. This model uses assumptions on the share price, the EUR/GBP FX rate, the EUR/GBP risk-free interest rate, dividend yields, the expected volatilities of both the underlying shares and EUR/GBP for the expected lives of options granted. The weighted average grant-date fair value of options granted during the year was £0.23 (2021: £0.20).
b) Deferred shares bonus plan
Deferred bonus awards are designed to align employee performance with shareholder value and encourage increased retention of senior employees. Those employees who are designated as Material Risk Takers receive part of their annual bonus as a deferred award comprising 50% in shares, and 50% in cash. Either 40% (for any variable pay award of less than £500,000) or 60% (for any variable pay award greater than £500,000) is deferred over a four, five or seven year period from the anniversary of the initial award. Deferred bonus awards in shares are subject to an additional one-year retention period from the point of delivery. Any deferred awards are dependent on continued employment and subject to Santander UK's discretion, and the vesting of deferred bonus awards are subject to risk and performance adjustment.
c) Partnership Shares scheme
A Partnership Shares scheme is operated for eligible employees under the Share Incentive Plan (SIP) umbrella. Participants can choose to invest up to £1,800 per tax year (or no more than 10% of an employee’s salary for the tax year) from pre-tax salary to buy Banco Santander SA shares. Shares are held in trust for the participants. There are no vesting conditions attached to these shares, and no restrictions as to when the shares can be removed from the trust. However, if a participant chooses to sell the shares before the end of five years, they will be liable for the taxable benefit received when the shares are taken out of the trust. The shares can be released from trust after five years free of income tax and national insurance contributions. 3,974,698 shares were outstanding at 31 December 2022 (2021: 3,618,796 shares).
d) Transformation Incentive PlanThis is a one-off long-term incentive plan which is designed to recognise the achievement of financial targets and an enhanced customer experience, whilst maintaining appropriate conduct controls and risk management, over the course of our transformation period.
Awards under the plan will be assessed over the period 1 January 2021 to 31 December 2023. Awards are granted half in cash and half in share-based units (linked to the Banco Santander SA share price), and will vest in accordance with regulatory requirements. The total value of share-based awards granted in 2022 was £1m and the liability arising from share-based payment transactions, excluding any cash element was £1.8m.